Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERTING ACTIVIITES
Net income	$ (12,465,345)	$ (1,436,862)				$ (49,656,004)		$ (713,263)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation expense	5,851					11,129
Amortization	91,716
Impairment expense - goodwill	1,008,642					22,203,422
Impairment expense – digital assets	45,318					34,570
(Gain) on sale of digital assets	(29,551)					(47,875)
Advertising expense paid for by digital assets						133,660
Expenses paid for by digital assets	41,420
Sales commission received in digital assets	(1,063)					(8,400)
Amortization of debt discounts	1,590,897	15,432				838,941		2,042
Foreign currency adjustment	3,042
Warrants granted for services						3,789,864
Stock-based compensation, net of cancellation of shares	4,074,497	219,642
Stock-based compensation – common and preferred stock grants						6,268,562
Obligation to issues common shares for services rendered	26,831					676,408
Forgiveness of PPP loan						(66,117)
Bad debt		88,693				88,693
Settlement	1,120,400					1,870,000
Beneficial conversion feature on convertible note payable						3,300,000
Changes in assets and liabilities
Accounts receivable	(194,157)					(77,332)
Intangible assets – digital assets	(271,800)					114,650
Prepaid expenses and other current assets	15,368					(50,248)		(5,050)
Increase (decrease) in amounts due related parties		(11,547)				(11,547)		(157,357)
Accounts payable and accrued expenses	1,002,529	246,375				1,054,048		17,311
Net cash provided by (used in) operating activities	(3,935,405)	(878,267)				(9,608,212)		(856,317)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(8,510)					(367,576)
Cash received in purchase of Tickeri						127,377
Cash received in purchase of Monster Creative						3,017
Cash paid in purchase of Ixaya, net of amounts received	(148,675)
Net cash used in investing activities	(157,185)					(237,182)
CASH FLOWS FROM FINANCING ACTIVITES
Proceeds from sales of membership interests of HUMBL, LLC		10,000				10,000		1,307,441
Proceeds from sales of warrants and country rights option								1,000,000
Redemption of Series B Preferred Stock						(215)
Proceeds from the exercise of warrants	2,000,000					4,000,000
Proceeds from notes payable								40,000
Proceeds from notes payable - related parties	4,500,837
Payments of notes payable						(40,557)
Repayment of amount due to seller						(51,600)
Proceeds from convertible notes payable	4,500,000					6,700,000		225,000
Proceeds from issuance of common stock for cash						1,000,000
Net cash (used in) provided by financing activities	6,500,837	10,000				11,617,628		2,572,441
NET (DECREASE) INCREASE IN CASH	2,408,247	(868,267)				1,772,234		1,716,124
CASH - BEGINNING OF PERIOD	3,493,213	1,720,979		1,720,979	4,855	1,720,979		4,855
CASH - END OF PERIOD	5,901,460	852,712				3,493,213	1,720,979	1,720,979	4,855
CASH PAID DURING THE PERIOD FOR:
Interest expense						3,760		3,750
Income taxes						800		800
SUMMARY OF NONCASH ACTIVITIES:
Effect of reverse merger								10,062
Cancellation of common stock								250
Reclassification of deferred revenue related to warrant purchase		43,243				43,243
Conversion of preferred stock into common stock	2,206					796
Conversion of obligation to issue common stock into common stock	449,950					794
Recognition of discounts at inception of convertible notes payable						2,055,219		85,939
Exchange of convertible notes payable and accrued interest into common stock	3,176,805
NFT purchased with digital assets	406,040
Adjustment for unfunded liability	219,733
Acquisition of Ixaya:
Redemption of Series B Preferred Stock						215
Tickeri Inc [Member]
CASH FLOW FROM OPERTING ACTIVIITES
Net income		(23,007)	(37,673)				(194,530)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Shares issued to founders for services			468				468
Changes in assets and liabilities
Accounts receivable		3,207	(10,025)				(16,320)
Prepaid expenses and other current assets		108	(43)				(214)
Accounts payable and accrued expenses		12,830	22,273				36,992
Net cash provided by (used in) operating activities		(6,862)	(25,000)				(173,604)
CASH FLOWS FROM FINANCING ACTIVITES
Contribution of equity from shareholders			25,000				25,000
Proceeds from notes payable							192,123
Net cash (used in) provided by financing activities			25,000				217,123
NET (DECREASE) INCREASE IN CASH		(6,862)					43,519
CASH - BEGINNING OF PERIOD		43,519		43,519		43,519
CASH - END OF PERIOD		36,657					43,519	43,519
CASH PAID DURING THE PERIOD FOR:
Interest expense
Income taxes
Acquisition of Ixaya:
Accounts receivable						23,587
Goodwill						20,086,664
Accounts payable and accrued expenses						(87,071)
PPP loan						(557)
Notes payable issued						(10,000,000)
Common shares issued						(10,000,000)
Total						(127,377)
Accounts payable and accrued expenses						87,071
Acquisition of BizSecur:
Total adjustments		16,145	$ 12,673				20,926
Tickeri Inc Membe [Member]
Acquisition of Ixaya:
EIDL loan						(150,000)
Monster Creative LLC [Member]
CASH FLOW FROM OPERTING ACTIVIITES
Net income				(783,821)	381,109			144,786	428,856
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation expense
Impairment expense - goodwill
Impairment expense – digital assets
(Gain) on sale of digital assets
Advertising expense paid for by digital assets
Sales commission received in digital assets
Warrants granted for services
Stock-based compensation – common and preferred stock grants
Bad debt
Settlement
Beneficial conversion feature on convertible note payable
Changes in assets and liabilities
Accounts receivable				(87,570)	(382,890)			297,207	(493,890)
Prepaid expenses and other current assets				50,445				22,200
Accounts payable and accrued expenses				90,125	7,596			(18,153)	26,682
Net cash provided by (used in) operating activities				(555,681)	771,595			446,040	(38,352)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITES
Member distributions				(118,159)	(200,962)			(126,741)
Proceeds from notes payable					66,117			66,117
Proceeds from notes payable - related parties				(492,762)	(179,360)			(447,501)	1,270,056
Net cash (used in) provided by financing activities				(610,921)	(314,205)			(508,125)	1,270,056
NET (DECREASE) INCREASE IN CASH				(1,166,602)	457,390			(62,085)	1,231,704
CASH - BEGINNING OF PERIOD		1,169,619		1,169,619	1,231,704	1,169,619		1,231,704
CASH - END OF PERIOD				3,017	1,689,094		$ 1,169,619	1,169,619	1,231,704
CASH PAID DURING THE PERIOD FOR:
Interest expense				18,707	29,150			49,977	60,128
Income taxes
Acquisition of Ixaya:
Accounts receivable						379,012
Goodwill						8,648,104
Accounts payable and accrued expenses						(98,754)
PPP loan						(66,117)
Notes payable issued						(500,000)
Total						(3,017)
Due to seller						(379,012)
Notes payable - officers						(486,250)
Convertible notes issued						(7,500,000)
Accounts payable and accrued expenses						$ 98,754
Acquisition of BizSecur:
Total adjustments				$ 228,140	$ 390,486			$ 301,254	$ (467,208)
Ixaya [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Impairment expense - goodwill	1,008,642
Acquisition of Ixaya:
Accounts receivable	24,446
Goodwill	1,008,642
Accounts payable and accrued expenses	10,779
Total	1,648,675
Intellectual property - software	650,000
Accounts payable and accrued expenses	(10,779)
Note payable - bank	(13,879)
Customer relationship
Related party advance	(9,834)
Common stock issued	(1,500,000)
Contingent consideration
Net cash paid in acquisition of BizSecure	148,675
BizSecur [Member]
Acquisition of Ixaya:
Goodwill	3,981,000
Total	6,756,000
Intellectual property - software	2,500,000
Customer relationship	275,000
Common stock issued	(2,229,480)
Contingent consideration	(4,526,520)
Net cash paid in acquisition of BizSecure